SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
(Impairment)/recovery of mineral property	$ 0	$ (13,708,200)	$ 13,994,970
Impairment of receivables	470,278	16,304	21,004
Impairment of prepaid expenses	$ 121,125	$ 51,828	$ 26,234